RELATED PARTY TRANSACTION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTION

NOTE 11 – RELATED PARTY TRANSACTION

The firm FisherBroyles LLP is handling the Company’s Protrade litigation and appeals. For the three and nine months ended September 30, 2024, the Company has been billed and paid legal fees from FisherBroyles amounting to $0, respectively, which have been recorded as part of “General and administrative expenses” in the condensed consolidated statements of operations. As has been previously disclosed, one of the Company’s board members, Aurora Cassirer, was a partner at FisherBroyles. On January 1, 2024, Ms. Cassirer left FisherBroyles to become a partner at Pierson Ferdinand. Pierson Ferdinand was paid $9,922 and $37,670 during the three and nine months ended September 30, 2024. Ms. Cassirer does not provide any legal services or legal advice to the Company.

NOTE 12 – RELATED PARTY TRANSACTION

The firm of FisherBroyles LLP is handled all our Protrade litigation and appeals through December 31, 2023. For the year ended December 31, 2023, we have been billed and paid legal fees from FisherBroyles amounting to $360,000 and recorded as part of “General and administrative expenses” in the condensed consolidated statements of operations. As has been previously disclosed, one of our board members, Aurora Cassirer, is a partner at FisherBroyles. Ms. Cassirer does not provide any legal services or legal advice to the Company.

On January 1, 2024 Ms. Cassirer and the lawyers responsible for handling our Protrade litigation left the firm of FisherBroyles to join the firm of Pierson Ferdinand LLP. As of January1, 2024, the firm Pierson Ferdinand is the sole firm handling all our Protrade litigation and appeals. As was the case in prior years, Ms. Cassirer does not provide any legal services or legal advice to the Company.